                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08332

                           Emerging Markets Portfolio
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2004
                                -----------------

                            Date of Reporting Period

ITEM 1.   REPORTS TO STOCKHOLDERS

EMERGING MARKETS PORTFOLIO as of December 31, 2004

PORTFOLIO OF INVESTMENTS

SECURITY                                                            SHARES          VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 86.5%

AUTOMOTIVE -- 5.0%

Hyundai Mobis(1)                                                           21,650   $        1,366,219
Tata Motors, Ltd. ADR(1)                                                  130,132            1,551,173
------------------------------------------------------------------------------------------------------
                                                                                    $        2,917,392
------------------------------------------------------------------------------------------------------

BANKS AND MONEY SERVICES -- 21.5%

Bank Mandiri                                                            8,634,500   $        1,795,843
Grupo Financiero Banorte DA de CV                                         247,750            1,560,245
Hansabank, Ltd.                                                           164,000            2,142,818
Kookmin Bank(1)                                                            27,390            1,071,708
Public Bank Berhad                                                        525,100            1,049,554
Standard Bank Group, Ltd.                                                 207,161            2,419,560
Taishin Financial Holdings Co., Ltd.                                    1,176,251            1,105,907
Turkiye IS Bankasi                                                    256,887,000            1,419,213
------------------------------------------------------------------------------------------------------
                                                                                    $       12,564,848
------------------------------------------------------------------------------------------------------

CEMENT -- 2.3%

Siam Cement, Public Company, Ltd.                                         186,000   $        1,321,390
------------------------------------------------------------------------------------------------------
                                                                                    $        1,321,390
------------------------------------------------------------------------------------------------------

CHEMICALS -- 4.4%

Nan Ya Plastics Corp.                                                     690,900   $        1,059,378
Reliance Industries, Ltd. GDR(2)                                           58,150            1,489,803
------------------------------------------------------------------------------------------------------
                                                                                    $        2,549,181
------------------------------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 1.9%

Sime Darby Berhad                                                         706,100   $        1,114,895
------------------------------------------------------------------------------------------------------
                                                                                    $        1,114,895
------------------------------------------------------------------------------------------------------

ELECTRIC-INTEGRATED -- 1.9%

Malakoff Berhad                                                           575,000   $        1,087,932
------------------------------------------------------------------------------------------------------
                                                                                    $        1,087,932
------------------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 2.3%

Daelim Industrial Co.(1)                                                   25,700   $        1,331,272
------------------------------------------------------------------------------------------------------
                                                                                    $        1,331,272
------------------------------------------------------------------------------------------------------

HOME FURNISHINGS -- 2.7%

Steinhoff International Holdings, Ltd.                                    715,862   $        1,601,040
------------------------------------------------------------------------------------------------------
                                                                                    $        1,601,040
------------------------------------------------------------------------------------------------------

INSURANCE -- 4.2%

China Insurance International Holdings Co., Ltd.                        2,596,000   $        1,069,654
Samsung Fire & Marine Insurance Co., Ltd.                                  17,450            1,366,724
------------------------------------------------------------------------------------------------------
                                                                                    $        2,436,378
------------------------------------------------------------------------------------------------------

LEISURE AND TOURISM -- 1.8%

Genting Berhad                                                            206,200   $        1,029,943
------------------------------------------------------------------------------------------------------
                                                                                    $        1,029,943
------------------------------------------------------------------------------------------------------

MINING -- 2.7%

AngloGold Ashanti, Ltd.                                                    44,000   $        1,583,281
------------------------------------------------------------------------------------------------------
                                                                                    $        1,583,281
------------------------------------------------------------------------------------------------------

OFFICE AUTOMATION AND EQUIPMENT -- 1.7%

Sindo Ricoh Co.(1)                                                         15,680   $          996,493
------------------------------------------------------------------------------------------------------
                                                                                    $          996,493
------------------------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 2.1%

Lukoil Oil., ADR                                                           10,326   $        1,253,576
------------------------------------------------------------------------------------------------------
                                                                                    $        1,253,576
------------------------------------------------------------------------------------------------------

OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.0%

CNOOC, Ltd.                                                             2,766,000   $        1,481,083
OAO Gazprom ADR                                                            24,000              852,000
------------------------------------------------------------------------------------------------------
                                                                                    $        2,333,083
------------------------------------------------------------------------------------------------------

OIL COMPANIES-INTEGRATED -- 4.0%

China Petroleum and Chemical Corp.                                      3,526,000   $        1,442,938
PTT PCL                                                                   208,000              926,229
------------------------------------------------------------------------------------------------------
                                                                                    $        2,369,167
------------------------------------------------------------------------------------------------------

PAPER PRODUCTS -- 1.6%

Kimberly-Clark de Mexico S.A. de C.V.                                     274,300   $          947,389
------------------------------------------------------------------------------------------------------
                                                                                    $          947,389
------------------------------------------------------------------------------------------------------

PUBLISHING -- 2.7%

Hurriyet Gazetecilik ve Matbaacilik A.S.                              681,640,000   $        1,607,430
------------------------------------------------------------------------------------------------------
                                                                                    $        1,607,430
------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                            SHARES          VALUE
------------------------------------------------------------------------------------------------------
RETAIL -- 1.7%

Wal-Mart de Mexico S.A.                                                   290,000   $          996,412
------------------------------------------------------------------------------------------------------
                                                                                    $          996,412
------------------------------------------------------------------------------------------------------

STEEL -- 7.0%

Cia Siderurgica Nacional S.A. ADR                                          60,000   $        1,147,200
POSCO                                                                       9,140            1,644,841
Tenaris SA ADR                                                             27,000            1,320,300
------------------------------------------------------------------------------------------------------
                                                                                    $        4,112,341
------------------------------------------------------------------------------------------------------

TELEPHONE-INTEGRATED -- 8.3%

Chunghwa Telecom Co., Ltd.                                                804,000   $        1,586,879
Mobile Telesystems ADR                                                     10,326            1,430,254
Shin Corp., Public Company, Ltd.                                          921,000              942,336
SK Telecom Co., Ltd. ADR                                                   41,050              913,363
------------------------------------------------------------------------------------------------------
                                                                                    $        4,872,832
------------------------------------------------------------------------------------------------------

TOBACCO -- 2.7%

Companhia Souza Cruz S.A.                                                 119,123   $        1,597,576
------------------------------------------------------------------------------------------------------
                                                                                    $        1,597,576
------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $34,914,935)                                                    $       50,623,851
------------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 4.5%

AUTOMOTIVE -- 2.2%

Hyundia Motor Co., Ltd.                                                    42,900   $        1,283,638
------------------------------------------------------------------------------------------------------
                                                                                    $        1,283,638
------------------------------------------------------------------------------------------------------

ELECTRIC-INTEGRATED -- 2.3%

Cia Energetica de Minas Gerais                                         55,056,000   $        1,345,306
------------------------------------------------------------------------------------------------------
                                                                                    $        1,345,306
------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $1,603,533)                                                     $        2,628,944
------------------------------------------------------------------------------------------------------

WARRANTS -- 0.0%

OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%

Teton Petroleum Co., Exercise price: $6,
Expiration date: 10/30/05(1)(3)                                            80,000   $                0
------------------------------------------------------------------------------------------------------
                                                                                    $                0
------------------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $0)                                                             $                0
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 91.0%
   (IDENTIFIED COST $36,518,468)                                                    $       53,252,795
------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 9.0%                                              $        5,290,448
------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                $       58,543,243
------------------------------------------------------------------------------------------------------

ADR - American Depository Receipt
GDR - Global Depository Receipt.
(1)  Non-income producing security.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $1,489,803 or 2.5% of the Portfolio's net assets.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                        See notes to financial statements

                                 PERCENTAGE
COUNTRY                          OF NET ASSETS    VALUE
---------------------------------------------------------------
Republic of Korea                     17.0%       $   9,974,258
South Africa                           9.6%           5,603,881
Malaysia                               7.3%           4,282,324
Brazil                                 7.0%           4,090,082
Hong Kong                              6.8%           3,993,675
Taiwan                                 6.4%           3,752,164
Russia                                 6.0%           3,535,830
Mexico                                 6.0%           3,504,046
Thailand                               5.4%           3,189,955
India                                  5.2%           3,040,976
Turkey                                 5.2%           3,026,643
Estonia                                3.7%           2,142,818
Indonesia                              3.1%           1,795,843
Argentina                              2.3%           1,320,300

                        See notes to financial statements

EMERGING MARKETS PORTFOLIO as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value
   (identified cost, $36,518,468)                                             $    53,252,795
Cash                                                                                5,349,541
Foreign currency, at value (identified cost, $111,591)                                112,221
Interest and dividends receivable                                                      76,662
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $    58,791,219
---------------------------------------------------------------------------------------------

LIABILITIES

Estimate reserve for capital gains taxes                                      $       228,619
Payable to affiliate for Trustees' fees                                                   330
Accrued expenses                                                                       19,027
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $       247,976
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $    58,543,243
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $    41,803,983
Net unrealized appreciation (computed on the basis of identified cost)             16,739,260
---------------------------------------------------------------------------------------------
TOTAL                                                                         $    58,543,243
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $159,409)                                    $     1,113,453
Interest                                                                               15,544
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $     1,128,997
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $       318,890
Administration fee                                                                    106,345
Trustees' fees and expenses                                                             6,801
Custodian fee                                                                         138,093
Legal and accounting services                                                          59,193
Miscellaneous                                                                           3,601
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $       632,923
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                 $            17
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $            17
---------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $       632,906
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $       496,091
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $     4,633,150
   Foreign currency transactions                                                      (47,325)
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $     4,585,825
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $     5,403,290
   Foreign currency                                                                     4,376
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $     5,407,666
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $     9,993,491
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $    10,489,582
---------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED           YEAR ENDED
                                                     DECEMBER 31, 2004    DECEMBER 31, 2003
-------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                             $         496,091    $         316,375
   Net realized gain from investment and
      foreign currency transactions                          4,585,825            1,463,498
   Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency                                       5,407,666            8,432,394
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $      10,489,582    $      10,212,267
-------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $      26,310,991    $      19,496,054
   Withdrawals                                             (14,423,217)         (13,694,640)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $      11,887,774    $       5,801,414
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $      22,377,356    $      16,013,681
-------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $      36,165,887    $      20,152,206
-------------------------------------------------------------------------------------------
AT END OF YEAR                                       $      58,543,243    $      36,165,887
-------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                  YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
                                                          ------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                 1.49%         1.59%         1.44%         1.93%         1.69%
   Net expenses after custodian fee reduction                   1.49%         1.59%         1.44%         1.69%         1.38%
   Net investment income (loss)                                 1.16%         1.33%         0.57%         0.78%        (0.56)%
   Portfolio Turnover                                             43%           58%           76%          125%           65%
----------------------------------------------------------------------------------------------------------------------------
Total Return(1)                                                25.27%        47.68%         7.30%         1.03%           --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $   58,543    $   36,166    $   20,152    $   13,597    $   14,859
----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may
   reflect a reduction of the investment adviser fee
   and/or administration fee, an allocation of
   expenses to the Investment Adviser and/or
   Administrator, or both. Had such actions not been
   taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                   1.62%         1.88%                       1.76%
   Expenses after custodian fee reduction                                     1.62%         1.88%                       1.45%
   Net investment income (loss)                                               1.30%         0.13%                      (0.63)%
----------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EMERGING MARKETS PORTFOLIO as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2004, Eaton Vance Emerging Markets Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the Portfolio. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C FEDERAL TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the year ended December 31, 2004, the Portfolio paid $54,828 in Thailand capital gains taxes pursuant to such requirements.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net realized appreciation on certain portfolio securities, the related tax rates and other such factors. As of December 31, 2004, the Portfolio had a reserve of $228,619 related to capital gains.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

   F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2004, the adviser fee was 0.75% of average daily net assets and amounted to $318,890. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2004, the administration fee was 0.25% of average daily net assets and amounted to $106,345. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $26,773,905 and $17,450,138, respectively, for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                            $    36,518,468
   -------------------------------------------------------------------------
   Gross unrealized appreciation                             $    17,109,912
   Gross unrealized depreciation                                    (375,585)
   -------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                               $    16,734,327
   -------------------------------------------------------------------------

   The net appreciation on foreign currency is $4,933.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

6  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2004, there were no obligations under these financial instruments outstanding.

EMERGING MARKETS PORTFOLIO as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF EMERGING MARKETS PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Emerging Markets Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers, where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Portfolio as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE EMERGING MARKETS FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Emerging Markets Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "LGM" refers to Lloyd George Management (B.V.I.) Limited, "Lloyd George" refers to Lloyd George Investment Management (Bermuda) Limited and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM. Fox is a majority owned subsidiary of EVC.

                      POSITION(S)                                                            NUMBER OF
                        WITH THE       TERM OF                                              PORTFOLIOS
                       TRUST AND      OFFICE AND                                          IN FUND COMPLEX
      NAME AND            THE         LENGTH OF           PRINCIPAL OCCUPATION(S)           OVERSEEN BY
   DATE OF BIRTH       PORTFOLIO       SERVICE             DURING PAST FIVE YEARS            TRUSTEE(1)     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

James B. Hawkes        Trustee of     Trustee of     Chairman, President and Chief              195             Director of EVC
11/9/41                the Trust      the Trust      Executive Officer of BMR, EVC,
                        and the      since 1989;     EVM and EV; Director of EV; Vice
                       Portfolio;    Trustee and     President and Director of EVD.
                          Vice           Vice        Trustee and/or officer of
                       President     President of    195 registered investment
                         of the     the Portfolio    companies in the Eaton Vance Fund
                       Portfolio      since 1994     Complex. Mr. Hawkes is an
                                                     interested person because of his
                                                     positions with BMR, EVM, EVC and
                                                     EV, which are affiliates of the
                                                     Fund and the Portfolio.

Hon. Robert Lloyd     Trustee and     Since 1994     Chief Executive Officer of LGM              5                    None
    George             President                     and Lloyd George. Chairman of
8/13/52                  of the                      LGM. Mr. Lloyd George is an
                       Portfolio                     interested person because of his
                                                     positions with LGM and Lloyd
                                                     George, which are affiliates of
                                                     the Portfolio.

NONINTERESTED TRUSTEE(S)

Edward K.Y. Chen       Trustee of     Since 1994     President of Lingnan University             5             Director of First
1/14/45                   the                        in Hong Kong.                                           Pacific Company, Asia
                       Portfolio                                                                                   Satellite
                                                                                                               Telecommunications
                                                                                                            Holdings Ltd. and Wharf
                                                                                                                Holdings Limited
                                                                                                              (property management
                                                                                                              and communications)

Samuel L. Hayes, III  Chairman of     Trustee of     Jacob H. Schiff Professor of               195           Director of Tiffany &
2/23/35                the Board      the Trust      Investment Banking Emeritus,                                Co. (specialty
                      and Trustee    since 1989;     Harvard University Graduate                             retailer) and Telect,
                                        of the       School of Business Administration.                     Inc. (telecommunication
                                      Portfolio                                                                services company)
                                    since 1994 and
                                     Chairman of
                                      the Board
                                     since 2005

William H. Park         Trustee       Since 2003     President and Chief Executive              195                   None
9/19/47                                              Officer, Prizm Capital
                                                     Management, LLC (investment
                                                     management firm) (since 2002).
                                                     Executive Vice President and
                                                     Chief Financial Officer, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) (1982-2001).

Ronald A. Pearlman      Trustee       Since 2003     Professor of Law, Georgetown               195                   None
7/10/40                                              University Law Center (since
                                                     1999). Tax Partner, Covington &
                                                     Burling, Washington, DC
                                                     (1991-2000).

                      POSITION(S)                                                            NUMBER OF
                        WITH THE       TERM OF                                              PORTFOLIOS
                       TRUST AND      OFFICE AND                                          IN FUND COMPLEX
      NAME AND            THE         LENGTH OF           PRINCIPAL OCCUPATION(S)           OVERSEEN BY
   DATE OF BIRTH       PORTFOLIO       SERVICE             DURING PAST FIVE YEARS            TRUSTEE(1)     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer        Trustee       Trustee of     President, Chief Executive                 195                   None
9/21/35                               the Trust      Officer and a Director of Asset
                                     since 1989;     Management Finance Corp. (a
                                        of the       specialty finance company serving
                                      Portfolio      the investment management
                                      since 1996     industry) (since October 2003).
                                                     President, Unicorn Corporation
                                                     (an investment and financial
                                                     advisory services company) (since
                                                     September 2000). Formerly,
                                                     Chairman and Chief Operating
                                                     Officer, Hellman, Jordan
                                                     Management Co., Inc. (an
                                                     investment management company)
                                                     (2000-2003). Formerly, Advisory
                                                     Director of Berkshire Capital
                                                     Corporation (investment banking
                                                     firm) (2002-2003). Formerly
                                                     Chairman of the Board, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) and Chairman,
                                                     President and Director, UAM Funds
                                                     (mutual funds) (1980-2000).

Lynn A. Stout           Trustee       Trustee of     Professor of Law, University of            195                   None
9/14/57                               the Trust      California at Los Angeles School
                                     since 1998;     of Law (since July 2001).
                                        of the       Formerly, Professor of Law,
                                      Portfolio      Georgetown University Law Center.
                                      since 2003

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                   POSITION(S)             TERM OF
                                    WITH THE             OFFICE AND
          NAME AND                TRUST AND THE           LENGTH OF                        PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH                PORTFOLIO              SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.             President of the         Since 2002       Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                               Trust                               Investment Officer of EVM and BMR and Director of EVC.
                                                                          Chief Executive Officer of Belair Capital Fund LLC,
                                                                          Belcrest Capital Fund LLC, Belmar Capital Fund LLC,
                                                                          Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                                          (private investment companies sponsored by EVM). Officer
                                                                          of 59 registered investment companies managed by EVM or
                                                                          BMR.

William Walter                  Vice President of        Since 1994       Director, Finance Director and Chief Operating Officer of
Raleigh Kerr                      the Portfolio                           Lloyd George. Director of LGM. Officer of 4 registered
8/17/50                                                                   investment companies managed by EVM or BMR.

Duke E. Laflamme                Vice President of        Since 2001       Vice President of EVM and BMR. Officer of 11 registered
7/8/69                              the Trust                             investment companies managed by EVM or BMR.

Thomas H. Luster                Vice President of        Since 2002       Vice President of EVM and BMR. Officer of 16 registered
4/8/62                              the Trust                             investment companies managed by EVM or BMR.

George C. Pierides              Vice President of        Since 2004       Senior Managing Director of Fox. Officer of 12 registered
12/26/57                            the Trust                             investment companies managed by EVM or BMR.

Kristin S. Anagnost             Treasurer of the        Since 2002(2)     Assistant Vice President of EVM and BMR. Officer of 106
6/12/65                             Portfolio                             registered investment companies managed by EVM or BMR.

Alan R. Dynner                      Secretary            Since 1997       Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                                                  EVM, EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

James L. O'Connor              Treasurer of Trust        Since 1989       Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                    117 registered investment companies managed by EVM or BMR.

                                   POSITION(S)             TERM OF
                                    WITH THE             OFFICE AND
          NAME AND                TRUST AND THE           LENGTH OF                        PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH                PORTFOLIO              SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

Paul M. O'Neil                  Chief Compliance         Since 2004       Vice President of EVM and BMR. Officer of 195 registered
7/11/53                              Officer                              investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.

ITEM 2.   CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2003, and December 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED           12/31/03      12/31/04
----------------------------------------------------
Audit Fees                  $   49,401    $   51,089

Audit-Related Fees(1)       $        0    $        0

Tax Fees(2)                 $    4,700    $    4,800

All Other Fees(3)           $        0    $        0
                            ------------------------
Total                       $   54,101    $   55,889
                            ========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED           12/31/03      12/31/04
----------------------------------------------------
Registrant                  $    4,700    $    4,800

Eaton Vance (1)             $  479,858    $  334,713

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.   SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS.

ITEM 10.  CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS PORTFOLIO


By:    /s/ Hon. Robert Lloyd George
       ----------------------------
       Hon. Robert Lloyd George
       President


Date:  February 16, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Kristin S. Anagnost
       --
       Kristin S. Anagnost
       Treasurer


Date:    February 16, 2005


By:    /s/ Hon. Robert Lloyd George
       Hon. Robert Lloyd George
       President


Date:  February 16, 2005